SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Nonrelated Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Note payable	$ 17,285	$ 19,733	$ 2,529,148
Less current portion	(10,148)	(10,001)	(9,425)
Note payable long-term portion	7,137	9,732	2,402,783
Less deferred loan fees - Ethos Management Inc.			(116,940)
Ethos Management INC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Note payable			2,499,999
Mercedes-Benz [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Note payable	$ 17,285	$ 19,733	$ 29,149